Significant Events, Acquisition and Divestures - Summary of Consideration Received and The Carrying Value of The Assets and Liabilities (Parenthetical) (Detail) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2017
Disclosure Of Consideration Received And Carrying Value Of Assets And Liabilities [Line Items]
Net impact of the transaction in operating income		$ 51.1
Net gain realized		21.0
Reduction of the cash burden of the charter agreement		72.1
Net impact of the transaction in financial income (loss)		18.3
Other financial income (loss)		(15.0)
Cost of financial debt, net		$ 3.3
Oceanic Seismic Vessels AS [Member]
Disclosure Of Consideration Received And Carrying Value Of Assets And Liabilities [Line Items]
Ownership percentage in joint venture	49.00%
Eidesvik Seismic Vessels AS [Member]
Disclosure Of Consideration Received And Carrying Value Of Assets And Liabilities [Line Items]
Ownership percentage in joint venture	49.00%